Licensing Agreements (Details Narrative) - USD ($)			12 Months Ended
	Apr. 10, 2014	Oct. 02, 2013	Jun. 30, 2016	Jun. 30, 2015
Total royalty revenue			$ 15,413	$ 205,439
Dethrone Royalty Holdings, Inc [Member]
Percentage of royalties revenue		10.00%
Number of common stock shares received to royalty payments		5,437,603
Common stock trading value		$ 114,190
Total royalty revenue			0	75,000
Partner Business Importacao e Exportacao, LTDA [Member]
Percentage of royalties revenue	10.00%
Total royalty revenue			0	75,000
Eye Fitness Pty Ltd [Member]
Total royalty revenue			$ 0	$ 0